FINANCIAL INSTRUMENTS AND RISK MANAGEMENT (Details 8) - BRL (R$) R$ in Millions	Dec. 31, 2022	Dec. 31, 2021
Assets
Marketable securities (Note 7)	R$ 1,879	R$ 2,078
Assets	5,993	6,474
Assets	53,671	52,046
Liabilities
Loans and debentures - CDI (Note 22)	(3,975)
Liabilities	(31,887)	(32,584)
Net assets exposed	(1,069)	R$ (1,726)
TJLP [member] | Book Value [Member]
Assets
Cash equivalents (Note 6)	1,345
Marketable securities (Note 7)	1,878
Restricted cash	16
Assets	944
Assets	4,183
Liabilities
Loans and debentures - CDI (Note 22)	(2,041)
Liabilities	(2,041)
Net assets exposed	2,142
TJLP [member] | Probable Ccenario [Member]
Assets
Cash equivalents (Note 6)	1,513
Marketable securities (Note 7)	2,113
Restricted cash	18
Assets	1,062
Assets	4,706
Liabilities
Loans and debentures - CDI (Note 22)	(2,296)
Liabilities	(2,296)
Net assets exposed	2,410
Net effect of fluctuation in interest rates	268
TJLP [member] | Adverse Scenario [Member]
Assets
Cash equivalents (Note 6)	1,476
Marketable securities (Note 7)	2,061
Restricted cash	17
Assets	1,036
Assets	4,590
Liabilities
Loans and debentures - CDI (Note 22)	(2,240)
Liabilities	(2,240)
Net assets exposed	2,350
Net effect of fluctuation in interest rates	R$ 208